CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities :
Net loss	¥ (158,140)	$ (22,929)	¥ (101,945)	¥ (163,478)
Adjustment to reconcile net loss to net cash used in operating activities:
Impairment on long-term investments			700
Impairment of long-lived assets	19,743	2,863	0	0
Impairment of goodwill	69,900	10,128	0	0
Depreciation of property, equipment and software	2,140	310	3,298	2,975
Amortization of intangible assets	2,097	304	4,110	4,134
Share-based compensation	10,282	1,491	9,797	17,448
Allowance for doubtful accounts	8,143	1,181	17,796	30,227
Gain from long-term investments	(26)	(4)	(258)	(933)
Loss on disposal of property and equipment, subsidiary	218	32	429	51
Recognition of deferred income	(513)	(74)	(513)	(550)
Foreign exchange (gain)/ loss	(444)	(64)	149	(25)
Loss on changes in guarantee liabilities			1,542	233
Deferred income taxes	(5,451)	(790)		(1,032)
Non-cash lease expense				157
Change in fair value of warrant liability	(11,219)	(1,627)	0	0
Changes in operating assets and liabilities:
Accounts receivable	(1,127)	(163)	6,504	(7,390)
Prepayment and other current assets	5,151	747	(4,177)	13,638
Accounts payable	(24,269)	(3,519)	7,782	15,970
Advance from customers	(11,706)	(1,697)	(6,065)	15,296
Salary and welfare benefits payable	(6,926)	(1,004)	(12,977)	(16,041)
Deferred revenue	(2,361)	(342)		1,720
Other taxes payable	2,905	421	(1,170)	876
Other current liabilities	(8,029)	(1,165)	(17,257)	(2,130)
Net Cash Provided by (Used in) Operating Activities	(109,700)	(15,901)	(92,255)	(88,854)
Cash flows from investing activities:
Purchase of property, equipment and software, and other non-current assets	(212)	(31)	(968)	(2,048)
Placement of time deposits				(141,016)
Cash paid for short-term investments				(7,105)
Cash paid for long-term investments			(2,250)	(700)
Cash received from maturity of time deposits			45,674	166,192
Cash received from disposal of long-term investments			5,400	250
Cash received from acquisition of a subsidiary				1,330
Cash received from disposal of short-term investments				20,795
Net cash generated from/ (used in) investing activities	(212)	(31)	47,856	37,698
Cash flows from financing activities:
Cash received from borrowings	6,169	894	10,000	3,000
Cash repayments of short-term borrowings	(8,454)	(1,226)	(3,000)	(3,000)
Proceeds of offering, net of listing fee	93,526	13,560
Cash paid from other financing activities				(63)
Net cash (used in)/generated from financing activities	91,241	13,228	7,000	(63)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,805)	(262)	(5,048)	(4,485)
Net decrease in cash, cash equivalents and restricted cash	(20,455)	(2,966)	(42,447)	(55,704)
Cash, cash equivalents and restricted cash at end of the year	97,298	14,107	139,745	195,449
Including :
Cash, cash equivalents and restricted cash at beginning of the year	63,461	9,201	109,916	193,920
Restricted cash at the beginning of the year	33,837	4,906	29,829	1,529
Restricted cash at the beginning of the year	76,843	11,141	97,298	139,745
Including :
Cash and cash equivalents at the end of the year	69,895	10,100	63,461	109,916
Restricted cash at the end of the year	6,948	1,007	33,837	29,829
Supplemental disclosures of cash flow information:
Cash paid for interest expense	(214)	(31)	(182)	(61)
Cash paid for amounts included in the measurement of operating lease liabilities	5,569		¥ 6,007
Supplemental schedule of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 13,152	$ 1,907		10,801
Bridge loan credited into cash portion of acquisition (Note 3)				99,896
Equity consideration of the acquisition (Note 3)				¥ 16,969